Income Taxes - Provision for income taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Tax Disclosure [Abstract]
Federal, current	$ 2,834	$ 3,249	$ 3,162
State, current	437	566	119
[CurrentIncomeTaxExpenseBenefit]	3,271	3,815	3,281
Deferred	1,538	483	682
Provision for income taxes	4,809	4,298	3,963
Federal, computed at statutory rate	4,256	3,864	3,760
State income taxes (net of Federal income tax benefit)	562	473	460
Other, net	$ (9)	$ (39)	$ (257)